UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670

                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period: 5/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global Fund
Investment Portfolio as of May 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                             Shares               Value ($)
                                                                                     --------------------------------------

Common Stocks 95.7%
Australia 0.2%
Alumina Ltd.                                                                                541,115              2,247,839
(Cost $890,165)                                                                                                ------------

Austria 1.3%
Erste Bank der oesterreichischen Sparkassen AG                                               68,900              3,389,234
Wienerberger AG(c)                                                                          184,600              8,185,349
                                                                                                               ------------
(Cost $9,293,986)                                                                                               11,574,583

Brazil 1.4%
Banco Bradesco SA (ADR) (Preferred)(c)                                                      268,700              8,590,339
Companhia Vale do Rio Doce (ADR)                                                            115,000              3,338,450
Porto Seguro SA                                                                             106,500                994,501
                                                                                                               ------------
(Cost $10,791,495)                                                                                              12,923,290

Canada 4.4%
Canadian National Railway Co.                                                               180,700             11,056,214
EnCana Corp.                                                                                337,872             11,709,235
Goldcorp, Inc.                                                                              400,600              5,457,505
Meridian Gold, Inc.*                                                                        241,500              4,025,000
Placer Dome, Inc.                                                                           519,000              6,929,924
                                                                                                               ------------
(Cost $21,628,977)                                                                                              39,177,878

China 1.8%
China Petroleum & Chemical Corp. "H"                                                     33,648,000             12,446,277
Shanghai Electric Group Co., Ltd. "H"*                                                   18,310,000              3,906,585
                                                                                                               ------------
(Cost $16,340,692)                                                                                              16,352,862

Finland 0.3%
Neste Oil OYJ*                                                                              106,500              2,378,622
(Cost $2,078,906)                                                                                              ------------

France 3.5%
Carrefour SA                                                                                 89,850              4,450,280
Societe Generale(c)                                                                          60,482              5,941,290
Total SA(c)                                                                                  93,557             20,672,879
                                                                                                               ------------
(Cost $24,868,743)                                                                                              31,064,449

Germany 10.5%
Allianz AG (Registered)                                                                     117,712             13,861,007
BASF AG                                                                                     293,333             19,444,044
Bayer AG                                                                                    107,921              3,622,714
Bayerische Motoren Werke AG                                                                 112,415              4,867,079
Commerzbank AG (c)                                                                          662,391             14,421,074
E.ON AG                                                                                     238,762             20,668,708
Schering AG                                                                                 130,576              8,197,012
Stada Arzneimittel AG                                                                        77,364              2,380,426
Volkswagen AG (c)                                                                           168,611              7,410,940
                                                                                                               ------------
(Cost $69,839,245)                                                                                              94,873,004

Hong Kong 2.7%
A-S China Plumbing Products Ltd.*                                                         6,700,000              1,558,670
China Mobile (Hong Kong) Ltd.                                                             1,438,000              5,222,023
Fountain Set (Holdings) Ltd.                                                             10,244,900              5,550,246
Hutchison Whampoa Ltd.                                                                    1,107,000              9,607,820
Shangri-La Asia Ltd.                                                                      1,624,000              2,442,910
                                                                                                               ------------
(Cost $29,081,886)                                                                                              24,381,669

India 2.8%
Infosys Technologies Ltd.                                                                   136,400              6,993,273
Oil & Natural Gas Corp. Ltd.                                                                310,700              6,535,666
Reliance Industries Ltd.                                                                    970,200             11,867,638
                                                                                                               ------------
(Cost $23,002,193)                                                                                              25,396,577

Indonesia 1.4%
PT Telekomunikasi Indonesia (ADR)                                                           636,800             12,576,800
(Cost $12,344,780)                                                                                             ------------

Israel 0.8%
Teva Pharmaceutical Industries Ltd. (ADR)                                                   229,300              7,651,741
(Cost $6,658,786)                                                                                              ------------

Italy 2.2%
Capitalia SpA                                                                             1,892,600              9,887,782
Enel SpA                                                                                    458,400              4,115,602
Mediobanca SpA                                                                              315,100              5,483,015
                                                                                                               ------------
(Cost $15,079,846)                                                                                              19,486,399

Japan 7.7%
FANUC Ltd.                                                                                  164,800             10,162,437
Japan Retail Fund Investment Corp. (REIT)                                                       274              2,228,437
Komatsu Ltd.                                                                              1,867,000             13,948,772
Mitsubishi Estate Co., Ltd.                                                                 874,000              9,406,216
Mitsui Fudosan Co., Ltd.                                                                  1,214,000             13,557,064
Mizuho Financial Group, Inc.                                                                  1,363              6,423,188
Nomura Holdings, Inc.                                                                     1,062,000             13,451,468
                                                                                                               ------------
(Cost $61,380,073)                                                                                              69,177,582

Korea 6.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                          439,700              8,847,783
Insun ENT Co., Ltd.                                                                          47,400                671,300
LG Electronics, Inc.                                                                        309,400             22,365,873
Samsung Electronics Co., Ltd.                                                                45,690             22,052,302
SFA Engineering Corp.                                                                        39,700              1,057,320
                                                                                                               ------------
(Cost $43,020,340)                                                                                              54,994,578

Malaysia 0.5%
Resorts World Bhd.                                                                        1,637,000              4,152,051
(Cost $4,371,833)                                                                                              ------------

Mexico 2.9%
Cemex SA de CV (ADR)                                                                        225,500              8,614,100
Fomento Economico Mexicano SA de CV (ADR)                                                   219,500             12,017,625
Grupo Televisa SA (ADR)*                                                                     88,100              5,286,000
                                                                                                               ------------
(Cost $19,549,197)                                                                                              25,917,725

Peru 2.1%
Compania de Minas Buenaventura SA (ADR)                                                     876,300             18,735,294
(Cost $14,738,044)                                                                                             ------------

Russia 4.5%
AFK Sistema (GDR), 144A*                                                                    490,800              8,049,120
LUKOIL (ADR)(c)                                                                             440,000             15,290,000
OAO Gazprom "S" (ADR) (Registered)(c)                                                       500,400             16,943,706
                                                                                                               ------------
(Cost $27,914,361)                                                                                              40,282,826

Singapore 0.9%
DBS Group Holdings Ltd.                                                                     689,000              5,742,031
Singapore TeleCommunications Ltd.                                                         1,696,550              2,641,997
                                                                                                               ------------
(Cost $6,019,893)                                                                                                8,384,028

South Africa 2.2%
Gold Fields Ltd.                                                                          1,046,400             11,409,074
Impala Platinum Holdings Ltd. (ADR)(c)                                                      386,300              8,158,463
                                                                                                               ------------
(Cost $16,141,714)                                                                                              19,567,537

Sweden 1.5%
Skandinaviska Enskilda Banken AB "A"                                                        784,200             13,480,812
(Cost $11,980,533)                                                                                             ------------

Switzerland 3.0%
ABB Ltd. (Registered)*                                                                    1,442,528              9,411,714
Credit Suisse Group (Registered)                                                            125,527              5,023,770
Nestle SA (Registered)                                                                       17,209              4,528,058
Novartis AG (Registered)                                                                    159,792              7,795,647
                                                                                                               ------------
(Cost $22,467,252)                                                                                              26,759,189

Taiwan 5.3%
AU Optronics Corp. (ADR)*                                                                   293,400              5,058,216
Bank of Kaohsiung                                                                         1,315,000                878,159
Hon Hai Precision Industry Co., Ltd.                                                      2,590,597             13,533,995
Quanta Computer, Inc.                                                                     8,997,069             16,404,566
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)(c)                                     1,327,969             12,230,595
                                                                                                               ------------
(Cost $43,364,081)                                                                                              48,105,531

Thailand 1.1%
Bangkok Bank PCL (Foreign Registered)                                                     2,691,900              7,681,391
Thai Olefins PCL (Foreign Registered)                                                     1,611,500              2,419,431
                                                                                                               ------------
(Cost $9,143,225)                                                                                               10,100,822

United Kingdom 6.7%
Anglo American PLC                                                                          267,774              6,380,658
GlaxoSmithKline PLC                                                                         616,980             15,233,506
MFI Furniture Group PLC                                                                   2,095,948              4,072,464
National Grid Transco PLC                                                                   999,004              9,787,392
Rank Group PLC                                                                              461,636              2,247,359
Rio Tinto PLC                                                                               159,374              4,749,745
RT Group PLC*                                                                             1,954,775                115,441
William Morrison Supermarkets PLC                                                         4,070,559             13,973,433
Woolworths Group PLC                                                                      5,907,726              3,756,187
                                                                                                               ------------
(Cost $66,779,431)                                                                                              60,316,185

United States 17.4%
AFLAC, Inc.                                                                                 299,600             12,448,380
Avocent Corp.*                                                                              139,800              3,914,400
Caremark Rx, Inc.*                                                                          142,000              6,341,720
Caterpillar, Inc                                                                            148,800             14,003,568
Devon Energy Corp.                                                                          172,400              7,913,160
Eaton Corp.                                                                                  62,900              3,764,565
Hewlett-Packard Co.                                                                         728,800             16,405,288
Medicines Co.*                                                                              158,900              3,486,266
Monsanto Co.                                                                                359,700             20,502,900
Motorola, Inc.                                                                              362,800              6,301,836
Newmont Mining Corp.                                                                        320,700             11,942,868
Pfizer, Inc.                                                                                409,000             11,411,100
SBC Communications, Inc.                                                                    391,000              9,141,580
Schlumberger Ltd.                                                                           149,900             10,248,663
Stillwater Mining Co.*                                                                      407,130              2,748,127
VERITAS Software Corp.*                                                                     257,700              6,408,999
Wyeth                                                                                       208,300              9,033,971
                                                                                                               ------------
(Cost $137,206,609)                                                                                            156,017,391

Venezuela 0.5%
Compania Anonima Nacional Telefonos de Venezuela (ADR)*                                     241,600              4,609,728
(Cost $5,048,721)                                                                                              ------------


Total Common Stocks (Cost $731,025,007)                                                                        860,686,992
                                                                                                               ------------
Preferred Stocks 1.3%
Brazil 0.2%
Companhia Vale do Rio Doce*                                                                 389,000                  9,687
Perdigao SA                                                                                 101,400              2,123,108
                                                                                                               ------------
(Cost $1,870,766)                                                                                                2,132,795

Germany 1.1%
Porsche AG                                                                                   14,100              9,796,753
(Cost $9,164,933)                                                                                              ------------


Total Preferred Stocks (Cost $11,035,699)                                                                       11,929,548
                                                                                                               ------------
Exchange Traded Funds 2.3%
Malaysia 0.6%
iShares MSCI Malaysia Index Fund(c)                                                         849,600              5,734,800
(Cost $6,177,043)                                                                                              ------------

United States 1.7%
iShares Nasdaq Biotechnology Index Fund* (c)                                                221,100             14,747,370
(Cost $15,491,076)                                                                                             ------------


Total Exchange Traded Funds (Cost $21,668,119)                                                                  20,482,170
                                                                                                               ------------
Securities Lending Collateral 9.3%
Scudder Daily Assets Fund Institutional, 3.07% (b)(d)
(Cost $83,210,970)                                                                       83,210,970             83,210,970
                                                                                                               ------------
Cash Equivalents 0.1%
Scudder Cash Management QP Trust, 3.04% (a)
(Cost $1,117,368)                                                                         1,117,368              1,117,368
                                                                                                               ------------

                                                                                            % of
                                                                                           Net Assets           Value ($)
                                                                                           ----------           ---------

Total Investment Portfolio  (Cost $848,057,163)                                               108.7            977,427,048
Other Assets and Liabilities, Net                                                              -8.7            -78,489,297
                                                                                                               ------------
Net Assets                                                                                    100.0            898,937,751
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2005 amounted to $79,936,093, which is 8.9% of net assets.

(d) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

REIT:  Real Estate Investment Trust

At May 31, 2005, the Scudder Global Fund had the following sector diversification:
                                                                    As a % of
                                                                   Investment
Sector                                             Value ($)        Portfolio
------------------------------------------------------------------------------
Financials                                          152,889,158          17.1
Materials                                           152,603,462          17.1
Information Technology                              131,669,343          14.7
Industrials                                         104,346,658          11.7
Energy                                              104,138,208          11.7
Health Care                                          71,531,388           8.0
Consumer Discretionary                               63,555,422           7.1
Utilities                                            34,571,702           3.9
Telecommunication Services                           34,192,128           3.8
Consumer Staples                                     23,119,071           2.6
Exchange Traded Funds                                20,482,170           2.3
                                                                   -----------
Total Common Stocks and Exchange Trader Funds       893,098,710         100.0
                                                                   -----------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Fund, a series of
                                    Global/International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Global Fund, a series of
                                    Global/International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 22, 2005